Income Tax - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes	$ 7,560,000	$ (487,000)	$ (1,745,000)	$ (1,147,000)	$ 420,860	$ (3,270,544)
Domestic (U.S.) [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes					(1,129,939)	(3,270,544)
Foreign [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes					$ 1,550,799